Interim Condensed Balance Sheets (Parentheticals)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SFr / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SFr / shares
Common shares, par value (in Francs per share) | (per share)	$ 0.8	SFr 0.8	$ 0.8	SFr 0.8
Common shares, par value (in Dollars per share) | (per share)	$ 0.8	SFr 0.8	$ 0.8	SFr 0.8
Common shares, shares issued	985,723		810,723
Common shares, shares outstanding	985,723		810,723
Related Party
Accounts payable, related party (in Dollars) | $	$ 411,806		$ 265,864